Commitments	6 Months Ended
Dec. 31, 2023
Commitments.
Commitments

32Commitments

32.1  Capital commitments

As at 31 December 2023, the Group had contracted capital expenditure relating to property, plant and equipment amounting to £2,166,000 (30 June 2023: £5,152,000; 31 December 2022: £2,090,000) and to other intangible assets amounting to £nil (30 June 2023: £nil; 31 December 2022: £192,000). These amounts are not recognized as liabilities.